Operating assets and liabilities - Provisions and contingent liabilities - Provisions (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	kr 24,057	kr 23,831
Additional provisions, including increases to existing provisions	83,337	65,213
Amount used during the year	(79,243)	(61,976)
Adjustments, including unused amounts reversed during the year	314	(406)
Effect of exchange rate adjustment	1,088	(2,605)
At the end of the year	29,553	24,057	kr 23,831
Non-current liabilities2	3,392	3,302
Current liabilities	26,161	20,755
Provisions for sales rebates
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	20,216	19,971	16,508
Additional provisions, including increases to existing provisions	82,315	63,772	56,954
Amount used during the year	(78,539)	(61,017)	(53,217)
Adjustments, including unused amounts reversed during the year	386	(117)	(822)
Effect of exchange rate adjustment	1,016	(2,393)	548
At the end of the year	25,394	20,216	kr 19,971
Non-current liabilities2	0
Current liabilities	25,394
Provisions for legal disputes
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,781
Additional provisions, including increases to existing provisions	73
Amount used during the year	(8)
Adjustments, including unused amounts reversed during the year	(24)
Effect of exchange rate adjustment	38
At the end of the year	1,860	1,781
Non-current liabilities2	1,860
Current liabilities	0
Provisions for product returns
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	847
Additional provisions, including increases to existing provisions	439
Amount used during the year	(388)
Adjustments, including unused amounts reversed during the year	(38)
Effect of exchange rate adjustment	9
At the end of the year	869	847
Non-current liabilities2	320
Current liabilities	549
Other provisions
Reconciliation of changes in other provisions [abstract]
At the beginning of the year	1,213
Additional provisions, including increases to existing provisions	510
Amount used during the year	(308)
Adjustments, including unused amounts reversed during the year	(10)
Effect of exchange rate adjustment	25
At the end of the year	1,430	kr 1,213
Non-current liabilities2	1,212
Current liabilities	kr 218